Other Real Estate and Repossessed Assets Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2019
Other Real Estate and Repossessed Assets Acquired in Settlement of Loans
Other Real Estate and Repossessed Assets Acquired in Settlement of Loans

(3)     Other Real Estate Acquired in Settlement of Loans

(in thousands)	2019	2018
Commercial	$1,155	$1,168
Real estate construction - residential	—	179
Real estate construction - commercial	11,553	12,101
Real estate mortgage - residential	230	336
Real estate mortgage - commercial	2,799	2,909
Total	$15,737	$16,693
Less valuation allowance for other real estate owned	(2,956)	(3,002)
Total other real estate owned	$12,781	$13,691

Changes in the net carrying amount of other real estate owned for the years indicated:

Balance at December 31, 2017	$16,403
Additions	1,106
Proceeds from sales	(585)
Charge-offs against the valuation allowance for other real estate owned, net	(245)
Net gain on sales	14
Balance at December 31, 2018	16,693
Additions	452
Proceeds from sales	(1,435)
Charge-offs against the valuation allowance for other real estate owned, net	(95)
Net gain on sales	122
Total other real estate owned	$15,737
Less valuation allowance for other real estate owned	(2,956)
Balance at December 31, 2019	$12,781

At December 31, 2019,  $252,000 of consumer mortgage loans secured by residential real estate properties were in the process of foreclosure compared to $200,000 of consumer mortgage loans in the process of foreclosure at December 31, 2018.

Activity in the valuation allowance for other real estate owned in settlement of loans for the years indicated:

(in thousands)	2019	2018	2017
Balance, beginning of period	$3,002	$3,221	$3,129
Provision for other real estate owned	49	26	284
Charge-offs	(95)	(245)	(192)
Balance, end of period	$2,956	$3,002	$3,221